ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Certificates of Deposits Pledged For Loans From Third Parties	$ 15,327
Amount pledged from proceeds received from two third parties under a short-term loan arrangement	$ 15,327	$ 15,327
Number of third parties to whom loan was repaid | item	1